Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

The Company has certain practices related to the timing of equity grants. All equity grants made to executive officers must be approved by the Committee. Annual equity grants for executive officers are approved at the November meeting of the Board, which occurs on the second Thursday of November each year. Those grants are made two days after the year-end earnings call. Annual equity grants for non-employee directors are approved at the January meeting of the Board, which occurs on the fourth week of January each year. Those grants are made two days after the first quarter earnings call. The Committee does not currently take material non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation. During fiscal year 2025, the Company did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	The Company has certain practices related to the timing of equity grants. All equity grants made to executive officers must be approved by the Committee. Annual equity grants for executive officers are approved at the November meeting of the Board, which occurs on the second Thursday of November each year. Those grants are made two days after the year-end earnings call. Annual equity grants for non-employee directors are approved at the January meeting of the Board, which occurs on the fourth week of January each year. Those grants are made two days after the first quarter earnings call.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not currently take material non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.
MNPI Disclosure Timed for Compensation Value	false